Due From/To Brokers - Additional Information (Detail) (USD $)			1 Months Ended		3 Months Ended	1 Months Ended		9 Months Ended			1 Months Ended		9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Nov. 21, 2011 Mf Global	Oct. 31, 2011 Mf Global	Dec. 31, 2011 Mf Global	Jun. 30, 2012 Mf Global SERIES A	Oct. 31, 2011 Mf Global SERIES A	Sep. 30, 2012 Mf Global SERIES A	May 31, 2012 Mf Global SERIES A	Dec. 31, 2011 Mf Global SERIES A	Jun. 30, 2012 Mf Global SERIES B	Oct. 31, 2011 Mf Global SERIES B	Sep. 30, 2012 Mf Global SERIES B	May 31, 2012 Mf Global SERIES B	Dec. 31, 2011 Mf Global SERIES B
Auction Market Preferred Securities, Stock Series [Line Items]
Portion of shortfall in customer segregated funds account			22.00%	22.00%	22.00%
Reduced net asset value							$ 337,063	$ 337,000				$ 529,613	$ 529,000
Claims Fund closed on sale of amount						904,087					1,736,710
Percentage of net assets value									13.00%					12.00%
Net asset value increased									1.82					1.92
Amount due to brokers	0	0
Deposits										1,270,000					2,350,000
Percentage of Net Assets Value										4.10%					7.20%
Net Asset Value										$ 30,880,000					$ 32,550,000
Net Asset Representing Reserve Changes Per Unit							14.26					22.51